BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS
Schedule of the Group's borrowings

	December 31,
	2022	2021
Notes	195,929	191,996
Bank and other loans	290,211	270,143
Total borrowings	486,140	462,139
Less: current portion	(117,747)	(111,839)
Total borrowings, non-current	368,393	350,300

Schedule of aggregated scheduled maturities of principal on notes and bank loans

	December 31, 2022
		Bank loans
	Notes	and other debt
Payments due in the year ending December 31,
2023	63,963	90,636
2024	67,213	76,944
2025	41,246	150,222
2026	38,415	15,242
2027	22,477	—

Contractual undiscounted cash flows	233,314	333,044

Less: unamortized debt issuance costs	(321)	—
Less: interest	(37,064)	(41,762)
Less: debt modification	—	(459)
Less: subsidized interest rate effect	—	(612)

Total debt	195,929	290,211